Financial Instruments at Fair Value Through Profit or Loss - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2020 SGD ($)
Swap contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01
Notional Amount			$ 409,000	¥ 2,617,518
Swap contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 52,916,127	$ 51,140,082	1,903,000							$ 1,755,000
Swap contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Swap contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-12	2021-12
Swap contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-02
Notional Amount			54,415	349,800						59,793	¥ 395,742
Swap contracts [member] | Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2021-01
Swap contracts [member] | Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2021-02
Swap contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Notional Amount			17,671		¥ 2,000,000					41,630			¥ 4,300,000
Swap contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 15,845,090	$ 19,073,846	570,130							675,240
Swap contracts [member] | Sell US$/buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Swap contracts [member] | Sell US$/buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-04	2021-02
Swap contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Notional Amount			37,500			₩ 44,418,750				30,000				₩ 33,066,000
Swap contracts [member] | Sell US/Buy HKD$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2021-02
Notional Amount										13,804		$ 107,000
Forward exchange contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Notional Amount			114,000	727,645						116,093	756,946
Forward exchange contracts [member] | Sell HKD/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2021-01
Notional Amount										529		$ 4,100
Forward exchange contracts [member] | Sell NT$/buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 3,465,805	$ 2,667,230	125,000							95,000
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Forward exchange contracts [member] | Sell NT$/buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-03	2021-02
Forward exchange contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			265,000	1,701,695						363,000	¥ 2,385,500
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-06	2021-04
Forward exchange contracts [member] | Sell US$/buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			94,747		10,789,851					100,076			¥ 10,405,845
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Forward exchange contracts [member] | Sell US$/buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-02	2021-04
Forward exchange contracts [member] | Sell US$/buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01
Notional Amount	$ 277,735	$ 776,867	10,000							27,470
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2021-01
Forward exchange contracts [member] | Sell US$/buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2021-02
Forward exchange contracts [member] | Sell US$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Notional Amount			460				€ 407			1,607					€ 1,320
Forward exchange contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2021-01
Notional Amount										16,000				₩ 17,575,300
Forward exchange contracts [member] | Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			8,000					RM 33,430		24,000						RM 98,737
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-02	2021-04
Forward exchange contracts [member] | Sell US$/Buy SGD [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			16,900						$ 22,925	18,500							$ 24,868
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01	2021-01
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-02	2021-04
Forward exchange contracts [member] | Sell RMBBuy JPY [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-01
Notional Amount				¥ 35,127	¥ 630,000
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 3,475				€ 2,982			$ 27,475					€ 23,279
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-04	2022-04
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2022-06